united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23773

Cantor Select Portfolios Trust
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Corporation Services Company
251 Little Falls Drive, Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 915-1722

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Cantor Fitzgerald Equity Dividend Plus Fund

Class A (FBPGX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.24%

How did the Fund perform during the reporting period?

For the year ending September 30, 2024, the Cantor Fitzgerald Equity Dividend Plus Fund – Class A shares returned 27.7%, just behind the Russell 1000 Value Index at 27.8%. The strong equity market was led early on by stocks with a growth bias but finished the final quarter with a rotation to stocks with a value/dividend bias and a broadening of leadership. The Fund’s equities performed well over this period with securities in the Information Technology, Real Estate and Consumer Discretionary sectors contributing most positively to return, while the contribution from securities in the Health Care and Energy sectors held back returns.  Individually, Broadcom, Tapestry, JP Morgan, Ventas and RTX Corp were strong performers.  The largest individual laggards relative to the strong environment over the past year were Pfizer, Comcast, UPS and CVS. Premiums received from option writing were higher than we anticipated and contributed positively to returns. Cash flow generation from dividends and call option premiums is a focus of your Fund. Therefore, its investment discipline utilizes the sale of covered call options as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this approach may limit the upside of the underlying securities against which options have been written, but in flat to negative markets, it may provide additional return.  The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Covered call options will be used opportunistically to enhance cash flow to the Fund and as part of its sell discipline.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Equity Dividend Plus Fund - with load
S&P 500® Index
Russell 1000® Value Index
$15,000
$10,000
$5,000
$0
$12,778
$11,952
$11,279
Jul-2023
Sep-2023
Sep-2024

	Cantor Fitzgerald Equity Dividend Plus Fund - with load	S&P 500® Index	Russell 1000® Value Index
Jul-2023	$9,427	$10,000	$10,000
Sep-2023	$8,836	$9,372	$9,355
Sep-2024	$11,279	$12,778	$11,952

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2023)
Cantor Fitzgerald Equity Dividend Plus Fund	27.65%	16.61%
With Load	20.33%	10.86%
S&P 500® Index	36.35%	23.38%
Russell 1000® Value Index	27.76%	16.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,269,764
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$267,115
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.5%
Money Market Funds	8.6%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
13.1%
Financials
12.8%
Consumer Staples
11.6%
Technology
11.2%
Energy
10.1%
Industrials
8.7%
Money Market Funds
8.5%
Consumer Discretionary
7.4%
Utilities
7.0%
Communications
4.7%
Materials
3.0%
Real Estate
1.9%
Equity Option
-0.9%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.9%
Real Estate	1.9%
Materials	3.0%
Communications	4.7%
Utilities	7.0%
Consumer Discretionary	7.4%
Money Market Funds	8.5%
Industrials	8.7%
Energy	10.1%
Technology	11.2%
Consumer Staples	11.6%
Financials	12.8%
Health Care	13.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.7%
CVS Health Corporation	2.6%
United Parcel Service, Inc. - B	2.6%
Johnson & Johnson	2.5%
Tapestry, Inc.	2.4%
Shell PLC - ADR	2.3%
Cisco Systems, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Stanley Black & Decker, Inc.	2.3%
Medtronic PLC	2.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald Equity Dividend Plus Fund - Class A (FBPGX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://equitydividendplusfund.cantorassetmanagement.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FBPGX

Cantor Fitzgerald Equity Dividend Plus Fund

Institutional Class (FBPEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

How did the Fund perform during the reporting period?

For the year ending September 30, 2024, the Cantor Fitzgerald Equity Dividend Plus Fund – Institutional Class shares returned 26.8%, just behind the Russell 1000 Value Index at 27.8%. The strong equity market was led early on by stocks with a growth bias but finished the final quarter with a rotation to stocks with a value/dividend bias and a broadening of leadership. The Fund’s equities performed well over this period with securities in the Information Technology, Real Estate and Consumer Discretionary sectors contributing most positively to return, while the contribution from securities in the Health Care and Energy sectors held back returns.  Individually, Broadcom, Tapestry, JP Morgan, Ventas and RTX Corp were strong performers.  The largest individual laggards relative to the strong environment over the past year were Pfizer, Comcast, UPS and CVS. Premiums received from option writing were higher than we anticipated and contributed positively to returns. Cash flow generation from dividends and call option premiums is a focus of your Fund. Therefore, its investment discipline utilizes the sale of covered call options as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this approach may limit the upside of the underlying securities against which options have been written, but in flat to negative markets, it may provide additional return.  The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Covered call options will be used opportunistically to enhance cash flow to the Fund and as part of its sell discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Equity Dividend Plus Fund
Russell 1000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,098
$24,183
$21,259
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Cantor Fitzgerald Equity Dividend Plus Fund	Russell 1000® Value Index	S&P 500® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,017	$9,558	$9,939
Sep-2016	$10,375	$11,105	$11,472
Sep-2017	$11,954	$12,785	$13,607
Sep-2018	$13,539	$13,993	$16,044
Sep-2019	$13,396	$14,553	$16,727
Sep-2020	$11,889	$13,822	$19,260
Sep-2021	$16,852	$18,661	$25,040
Sep-2022	$15,766	$16,540	$21,165
Sep-2023	$16,767	$18,929	$25,741
Sep-2024	$21,259	$24,183	$35,098

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	26.79%	9.68%	7.83%
Russell 1000® Value Index	27.76%	10.69%	9.23%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,269,764
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$267,115
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.5%
Money Market Funds	8.6%
Reit	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.9%
Real Estate	1.9%
Materials	3.0%
Communications	4.7%
Utilities	7.0%
Consumer Discretionary	7.4%
Money Market Funds	8.5%
Industrials	8.7%
Energy	10.1%
Technology	11.2%
Consumer Staples	11.6%
Financials	12.8%
Health Care	13.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.7%
CVS Health Corporation	2.6%
United Parcel Service, Inc. - B	2.6%
Johnson & Johnson	2.5%
Tapestry, Inc.	2.4%
Shell PLC - ADR	2.3%
Cisco Systems, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Stanley Black & Decker, Inc.	2.3%
Medtronic PLC	2.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald Equity Dividend Plus Fund - Institutional Class (FBPEX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://equitydividendplusfund.cantorassetmanagement.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FBPEX

Cantor Fitzgerald International Equity Fund

Class A (CFIOX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.24%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Class A shares, climbed 18.1%, net of fees, from inception 12.15.23 to 9.30.24, compared to a 16.8% rise in the MSCI All-Country World Index ex-US, over the same period. Developed EMEA (Europe, Middle East, Africa)was the largest contributor to excess return, led by stock selection in France and Germany. Spain was the lone detractor of note in the region. Developed Asia was the second largest contributor due to outperformance by Japanese holdings. Emerging Asia was the largest detractor although performance was bar belled with Chinese and Thai holdings outperforming while Indonesia and South Korea holdings underperformed. Emerging Americas was also a drag on stock selection due to Mexico. Allocation effect at the country level detracted from excess return due to the underweight to India and China and overweight to South Korea. On average for the period, the Fund had the largest overweight to Developed Asia and largest underweight to Emerging EMEA. From a sector view, outperformance was concentrated in the Industrials sector, led by Japanese machinery manufacturer Mitsubishi Heavy Industries (+176%). French inspection services company Bureau Veritas (+40%) and UK aero engine manufacturer Rolls-Royce Holdings (+29%) claimed second and third place among sector holdings. The Materials sector was the second largest contributor due to Canadian miner Kinross Gold (+57%). The Communications Services sector was the largest detractor, with both Canadian-based Rogers Communications (-17%) and Brazilian-based TIM S.A. (-1%) underperforming. The Consumer Staples sector had the second worst relative return, driven by Mexico-based hyper mart operator Wal-Mart de Mexico (-25%) and South Korean confectionary maker ORION Corp (-26%). Sector allocation was a drag on excess return largely due to the underweight to Communication Servies and overweight to Consumer Staples. On average for the period, the Fund had the largest overweight to Industrials and largest underweight to Utilities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund
MSCI ACWI ex USA Net (USD)
$15,000
$10,000
$5,000
$0
$11,680
$11,131
12/15/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Net (USD)
12/15/23	$9,425	$10,000
12/31/23	$9,774	$10,227
01/31/24	$9,651	$10,125
02/29/24	$9,830	$10,381
03/31/24	$10,330	$10,706
04/30/24	$10,009	$10,514
05/31/24	$10,405	$10,819
06/30/24	$10,302	$10,808
07/31/24	$10,518	$11,059
08/31/24	$10,886	$11,373
09/30/24	$11,131	$11,680

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund - Class A
Without Load	18.10%
With Load	11.31%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

What did the Fund invest in?

Country Weighting (% of net assets)

Japan 16.6%
United Kingdom 13.4%
Taiwan 7.5%
France 7.0%
Italy 6.9%
Germany 5.4%
Spain 4.9%
Switzerland 4.7%
South Korea 4.5%
China 4.5%
Canada 3.4%
United States 3.1%
Thailand 2.6%
Singapore 2.6%
Israel 2.5%
Denmark 2.5%
Australia 2.0%
Brazil 1.9%
Indonesia 1.9%
Mexico 1.5%

Value	Value
Mexico	1.5%
Indonesia	1.9%
Brazil	1.9%
Australia	2.0%
Denmark	2.5%
Israel	2.5%
Singapore	2.6%
Thailand	2.6%
United States	3.1%
Canada	3.4%
China	4.5%
South Korea	4.5%
Switzerland	4.7%
Spain	4.9%
Germany	5.4%
Italy	6.9%
France	7.0%
Taiwan	7.5%
United Kingdom	13.4%
Japan	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mitsubishi Heavy Industries Ltd	3.5%
Kinross Gold Corporation	3.4%
Taiwan Semiconductor Manufacturing Company Ltd.	3.1%
Allianz SE	2.9%
Cie de Saint-Gobain S.A.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Rolls-Royce Holdings plc	2.8%
Banco Santander S.A.	2.6%
Otsuka Corp.	2.6%
DBS Group Holdings Ltd.	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald International Equity Fund - Class A (CFIOX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://InternationalEquityFund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CFIOX

Cantor Fitzgerald International Equity Fund

Founders Class (CFIJX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$86	0.79%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Founders Class shares, climbed 18.6%, net of fees, from inception 12.15.23 to 9.30.24, compared to a 16.8% rise in the MSCI All-Country World Index ex-US, over the same period. Developed EMEA (Europe, Middle East, Africa)was the largest contributor to excess return, led by stock selection in France and Germany. Spain was the lone detractor of note in the region. Developed Asia was the second largest contributor due to outperformance by Japanese holdings. Emerging Asia was the largest detractor although performance was bar belled with Chinese and Thai holdings outperforming while Indonesia and South Korea holdings underperformed. Emerging Americas was also a drag on stock selection due to Mexico. Allocation effect at the country level detracted from excess return due to the underweight to India and China and overweight to South Korea. On average for the period, the Fund had the largest overweight to Developed Asia and largest underweight to Emerging EMEA. From a sector view, outperformance was concentrated in the Industrials sector, led by Japanese machinery manufacturer Mitsubishi Heavy Industries (+176%). French inspection services company Bureau Veritas (+40%) and UK aero engine manufacturer Rolls-Royce Holdings (+29%) claimed second and third place among sector holdings. The Materials sector was the second largest contributor due to Canadian miner Kinross Gold (+57%). The Communications Services sector was the largest detractor, with both Canadian-based Rogers Communications (-17%) and Brazilian-based TIM S.A. (-1%) underperforming. The Consumer Staples sector had the second worst relative return, driven by Mexico-based hyper mart operator Wal-Mart de Mexico (-25%) and South Korean confectionary maker ORION Corp (-26%). Sector allocation was a drag on excess return largely due to the underweight to Communication Servies and overweight to Consumer Staples. On average for the period, the Fund had the largest overweight to Industrials and largest underweight to Utilities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$11,860
$11,680
12/15/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,380	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,640	$10,514
05/31/24	$11,070	$10,819
06/30/24	$10,960	$10,808
07/31/24	$11,190	$11,059
08/31/24	$11,590	$11,373
09/30/24	$11,860	$11,680

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	18.60%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Mexico	1.5%
Indonesia	1.9%
Brazil	1.9%
Australia	2.0%
Denmark	2.5%
Israel	2.5%
Singapore	2.6%
Thailand	2.6%
United States	3.1%
Canada	3.4%
China	4.5%
South Korea	4.5%
Switzerland	4.7%
Spain	4.9%
Germany	5.4%
Italy	6.9%
France	7.0%
Taiwan	7.5%
United Kingdom	13.4%
Japan	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mitsubishi Heavy Industries Ltd	3.5%
Kinross Gold Corporation	3.4%
Taiwan Semiconductor Manufacturing Company Ltd.	3.1%
Allianz SE	2.9%
Cie de Saint-Gobain S.A.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Rolls-Royce Holdings plc	2.8%
Banco Santander S.A.	2.6%
Otsuka Corp.	2.6%
DBS Group Holdings Ltd.	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald International Equity Fund - Founders Class (CFIJX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://InternationalEquityFund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CFIJX

Cantor Fitzgerald International Equity Fund

Institutional Class (CFIKX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of December 15, 2023 to September 30, 2024. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.99%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Institutional Class shares, climbed 18.3%, net of fees, from inception 12.15.23 to 9.30.24, compared to a 16.8% rise in the MSCI All-Country World Index ex-US, over the same period. Developed EMEA (Europe, Middle East, Africa)was the largest contributor to excess return, led by stock selection in France and Germany. Spain was the lone detractor of note in the region. Developed Asia was the second largest contributor due to outperformance by Japanese holdings. Emerging Asia was the largest detractor although performance was bar belled with Chinese and Thai holdings outperforming while Indonesia and South Korea holdings underperformed. Emerging Americas was also a drag on stock selection due to Mexico. Allocation effect at the country level detracted from excess return due to the underweight to India and China and overweight to South Korea. On average for the period, the Fund had the largest overweight to Developed Asia and largest underweight to Emerging EMEA. From a sector view, outperformance was concentrated in the Industrials sector, led by Japanese machinery manufacturer Mitsubishi Heavy Industries (+176%). French inspection services company Bureau Veritas (+40%) and UK aero engine manufacturer Rolls-Royce Holdings (+29%) claimed second and third place among sector holdings. The Materials sector was the second largest contributor due to Canadian miner Kinross Gold (+57%). The Communications Services sector was the largest detractor, with both Canadian-based Rogers Communications (-17%) and Brazilian-based TIM S.A. (-1%) underperforming. The Consumer Staples sector had the second worst relative return, driven by Mexico-based hyper mart operator Wal-Mart de Mexico (-25%) and South Korean confectionary maker ORION Corp (-26%). Sector allocation was a drag on excess return largely due to the underweight to Communication Servies and overweight to Consumer Staples. On average for the period, the Fund had the largest overweight to Industrials and largest underweight to Utilities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$11,830
$11,680
12/15/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,370	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,630	$10,514
05/31/24	$11,050	$10,819
06/30/24	$10,950	$10,808
07/31/24	$11,170	$11,059
08/31/24	$11,570	$11,373
09/30/24	$11,830	$11,680

Average Annual Total Returns

Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	18.30%
MSCI ACWI ex USA Index	16.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,117,026
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Exchange-Traded Funds	2.2%
Money Market Funds	0.9%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Mexico	1.5%
Indonesia	1.9%
Brazil	1.9%
Australia	2.0%
Denmark	2.5%
Israel	2.5%
Singapore	2.6%
Thailand	2.6%
United States	3.1%
Canada	3.4%
China	4.5%
South Korea	4.5%
Switzerland	4.7%
Spain	4.9%
Germany	5.4%
Italy	6.9%
France	7.0%
Taiwan	7.5%
United Kingdom	13.4%
Japan	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mitsubishi Heavy Industries Ltd	3.5%
Kinross Gold Corporation	3.4%
Taiwan Semiconductor Manufacturing Company Ltd.	3.1%
Allianz SE	2.9%
Cie de Saint-Gobain S.A.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Rolls-Royce Holdings plc	2.8%
Banco Santander S.A.	2.6%
Otsuka Corp.	2.6%
DBS Group Holdings Ltd.	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald International Equity Fund - Institutional Class (CFIKX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://InternationalEquityFund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CFIKX

Cantor Fitzgerald Large Cap Focused Fund

Class A (FICGX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.16%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Class A shares posted a net of fee return of 30.3% during the fiscal year ending September 30, 2024, lagging the benchmark S&P 500 Index return of 36.4% over the same period. After the index declined to a low point on October 27, 2023, the equity market has rallied almost 40%, albeit with occasional interruptions, largely from the stock performance of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla. Fund underperformance over the period was largely a function of not owning NVIDIA, a stock that posted a gain of almost 180% over the 12 months, and carrying underweight positions of other mega-capitalization companies.  As excitement about the potential impact of Artificial Intelligence technology on the economy and profitability, and the related capital expenditures this necessitates, technology stocks did gain the most benefit. But signaling from the Federal Reserve about a more accommodative posture brought benefit to other sectors as well.  Among sectors, the Fund’s holdings in Consumer Staples, Financials, and Energy provided positive contribution to performance. On the negative side, the Information Technology (IT), Industrials, and Health Care sectors delivered the most negative relative performance. While not owning NVIDIA caused 4.3% of negative relative performance, IT- holdings Applovin (+108%) and KLA Corporation (+70%) provided the largest positive relative performance for the fiscal year. American Express (+85%) in the Financials sector, Parker-Hannifin (+65%) in Industrials, and Consumer Staples company Costco Wholesale (+62%) were the other strongest performers in the Fund. At the bottom of the list as providing the most disappointing relative performance during the fiscal year, we find Nextracker (-38%) in the Industrials sector, IT companies Okta (-34%) and Jabil (-6%), Pinterest (-5%) in the Communication Services sector, and Health Care company Zimmer Biomet (-3%). After reporting year-over-year earnings growth of 1.5% in 2023, the S&P 500 is now poised for double digit earnings growth of 10.0% for the full calendar year 2024 and 15.0% for 2025. If growth holds up and recession risks abate, risk assets should continue to rise as the earnings backdrop appears favorable and most central banks have a clear accommodative posture.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund - with load
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$46,145
$35,098
$34,456
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Cantor Fitzgerald Large Cap Focused Fund - with load	S&P 500® Index	Russell 1000® Growth Index
Sep-2014	$9,424	$10,000	$10,000
Sep-2015	$10,001	$9,939	$10,317
Sep-2016	$10,651	$11,472	$11,737
Sep-2017	$13,224	$13,607	$14,312
Sep-2018	$16,294	$16,044	$18,076
Sep-2019	$15,315	$16,727	$18,746
Sep-2020	$19,225	$19,260	$25,782
Sep-2021	$27,235	$25,040	$32,825
Sep-2022	$20,845	$21,165	$25,410
Sep-2023	$26,446	$25,741	$32,453
Sep-2024	$34,456	$35,098	$46,145

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund - Class A
Without Load	30.29%	17.61%	13.84%
With Load	22.84%	16.22%	13.17%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Growth Index	42.19%	19.74%	16.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.4%
Communications
17.7%
Financials
13.4%
Health Care
11.6%
Consumer Discretionary
7.2%
Industrials
6.3%
Consumer Staples
5.6%
Equity
2.7%
Energy
2.6%
Materials
2.1%
Money Market Funds
1.5%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Materials	2.1%
Energy	2.6%
Equity	2.7%
Consumer Staples	5.6%
Industrials	6.3%
Consumer Discretionary	7.2%
Health Care	11.6%
Financials	13.4%
Communications	17.7%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.8%
Apple, Inc.	4.4%
AppLovin Corporation, Class A	4.5%
Costco Wholesale Corporation	3.8%
Parker-Hannifin Corporation	3.7%
KLA Corporation	3.6%
Meta Platforms, Inc., Class A	3.2%
Arch Capital Group Ltd.	3.3%
Alphabet, Inc., Class A	3.0%
American Express Company	3.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald Large Cap Focused Fund - Class A (FICGX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://largecapfocusedfund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FICGX

Cantor Fitzgerald Large Cap Focused Fund

Class R6 (FICIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.79%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Class R6 shares posted a net of fee return of 30.7% during the fiscal year ending September 30, 2024, lagging the benchmark S&P 500 Index return of 36.4% over the same period. After the index declined to a low point on October 27, 2023, the equity market has rallied almost 40%, albeit with occasional interruptions, largely from the stock performance of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla. Fund underperformance over the period was largely a function of not owning NVIDIA, a stock that posted a gain of almost 180% over the 12 months, and carrying underweight positions of other mega-capitalization companies.  As excitement about the potential impact of Artificial Intelligence technology on the economy and profitability, and the related capital expenditures this necessitates, technology stocks did gain the most benefit. But signaling from the Federal Reserve about a more accommodative posture brought benefit to other sectors as well.  Among sectors, the Fund’s holdings in Consumer Staples, Financials, and Energy provided positive contribution to performance. On the negative side, the Information Technology (IT), Industrials, and Health Care sectors delivered the most negative relative performance. While not owning NVIDIA caused 4.3% of negative relative performance, IT- holdings Applovin (+108%) and KLA Corporation (+70%) provided the largest positive relative performance for the fiscal year. American Express (+85%) in the Financials sector, Parker-Hannifin (+65%) in Industrials, and Consumer Staples company Costco Wholesale (+62%) were the other strongest performers in the Fund. At the bottom of the list as providing the most disappointing relative performance during the fiscal year, we find Nextracker (-38%) in the Industrials sector, IT companies Okta (-34%) and Jabil (-6%), Pinterest (-5%) in the Communication Services sector, and Health Care company Zimmer Biomet (-3%). After reporting year-over-year earnings growth of 1.5% in 2023, the S&P 500 is now poised for double digit earnings growth of 10.0% for the full calendar year 2024 and 15.0% for 2025. If growth holds up and recession risks abate, risk assets should continue to rise as the earnings backdrop appears favorable and most central banks have a clear accommodative posture.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$46,145
$37,989
$35,098
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index	Russell 1000® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,656	$9,939	$10,317
Sep-2016	$11,402	$11,472	$11,737
Sep-2017	$14,207	$13,607	$14,312
Sep-2018	$17,589	$16,044	$18,076
Sep-2019	$16,594	$16,727	$18,746
Sep-2020	$20,903	$19,260	$25,782
Sep-2021	$29,707	$25,040	$32,825
Sep-2022	$22,815	$21,165	$25,410
Sep-2023	$29,066	$25,741	$32,453
Sep-2024	$37,989	$35,098	$46,145

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	30.70%	18.02%	14.28%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Materials	2.1%
Energy	2.6%
Equity	2.7%
Consumer Staples	5.6%
Industrials	6.3%
Consumer Discretionary	7.2%
Health Care	11.6%
Financials	13.4%
Communications	17.7%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.8%
Apple, Inc.	4.4%
AppLovin Corporation, Class A	4.5%
Costco Wholesale Corporation	3.8%
Parker-Hannifin Corporation	3.7%
KLA Corporation	3.6%
Meta Platforms, Inc., Class A	3.2%
Arch Capital Group Ltd.	3.3%
Alphabet, Inc., Class A	3.0%
American Express Company	3.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald Large Cap Focused Fund - Class R6 (FICIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://largecapfocusedfund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FICIX

Cantor Fitzgerald Large Cap Focused Fund

Institutional Class (FICHX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.86%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Institutional Class shares posted a net of fee return of 30.6% during the fiscal year ending September 30, 2024, lagging the benchmark S&P 500 Index return of 36.4% over the same period. After the index declined to a low point on October 27, 2023, the equity market has rallied almost 40%, albeit with occasional interruptions, largely from the stock performance of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla. Fund underperformance over the period was largely a function of not owning NVIDIA, a stock that posted a gain of almost 180% over the 12 months, and carrying underweight positions of other mega-capitalization companies.  As excitement about the potential impact of Artificial Intelligence technology on the economy and profitability, and the related capital expenditures this necessitates, technology stocks did gain the most benefit. But signaling from the Federal Reserve about a more accommodative posture brought benefit to other sectors as well.  Among sectors, the Fund’s holdings in Consumer Staples, Financials, and Energy provided positive contribution to performance. On the negative side, the Information Technology (IT), Industrials, and Health Care sectors delivered the most negative relative performance. While not owning NVIDIA caused 4.3% of negative relative performance, IT- holdings Applovin (+108%) and KLA Corporation (+70%) provided the largest positive relative performance for the fiscal year. American Express (+85%) in the Financials sector, Parker-Hannifin (+65%) in Industrials, and Consumer Staples company Costco Wholesale (+62%) were the other strongest performers in the Fund. At the bottom of the list as providing the most disappointing relative performance during the fiscal year, we find Nextracker (-38%) in the Industrials sector, IT companies Okta (-34%) and Jabil (-6%), Pinterest (-5%) in the Communication Services sector, and Health Care company Zimmer Biomet (-3%). After reporting year-over-year earnings growth of 1.5% in 2023, the S&P 500 is now poised for double digit earnings growth of 10.0% for the full calendar year 2024 and 15.0% for 2025. If growth holds up and recession risks abate, risk assets should continue to rise as the earnings backdrop appears favorable and most central banks have a clear accommodative posture.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$46,145
$37,780
$35,098
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index	Russell 1000® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,661	$9,939	$10,317
Sep-2016	$11,399	$11,472	$11,737
Sep-2017	$14,204	$13,607	$14,312
Sep-2018	$17,576	$16,044	$18,076
Sep-2019	$16,567	$16,727	$18,746
Sep-2020	$20,855	$19,260	$25,782
Sep-2021	$29,608	$25,040	$32,825
Sep-2022	$22,720	$21,165	$25,410
Sep-2023	$28,933	$25,741	$32,453
Sep-2024	$37,780	$35,098	$46,145

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	30.58%	17.92%	14.22%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$447,233,511
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$2,440,341
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Exchange-Traded Funds	2.7%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Materials	2.1%
Energy	2.6%
Equity	2.7%
Consumer Staples	5.6%
Industrials	6.3%
Consumer Discretionary	7.2%
Health Care	11.6%
Financials	13.4%
Communications	17.7%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.8%
Apple, Inc.	4.4%
AppLovin Corporation, Class A	4.5%
Costco Wholesale Corporation	3.8%
Parker-Hannifin Corporation	3.7%
KLA Corporation	3.6%
Meta Platforms, Inc., Class A	3.2%
Arch Capital Group Ltd.	3.3%
Alphabet, Inc., Class A	3.0%
American Express Company	3.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Cantor Fitzgerald Large Cap Focused Fund - Institutional Class (FICHX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://largecapfocusedfund.cantorassetmanagement.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-FICHX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Douglas Barnard is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Barnard is independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2024	2023
Cantor Select Portfolios Trust	$49,500	$33,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2024	2023
Cantor Select Portfolios Trust	$12,000	$9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Table of Contents

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	18

Cantor Fitzgerald International Equity Fund
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	20

Cantor Fitzgerald Large Cap Focused Fund
Schedule of Investments	9
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	16
Financial Highlights	23

Cantor Select Portfolios Trust
Notes to Financial Statements	26
Opinion Letter	40
Additional Information	42

Cantor Select Portfolios Trust | 1

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

COMMON STOCKS - 91.5%	Shares	Value
Communications - 4.7%
AT&T, Inc.	48,000	$1,056,000
Comcast Corporation - Class A	18,500	772,745
Verizon Communications, Inc.	26,000	1,167,660
		2,996,405
Consumer Discretionary - 7.4%
Best Buy Company, Inc.	11,500	1,187,950
Genuine Parts Company	8,395	1,172,613
Home Depot, Inc. (The)	1,100	445,720
Kohl’s Corporation	16,500	348,150
Tapestry, Inc.(a)	32,000	1,503,360
		4,657,793
Consumer Staples - 11.6%
Dollar General Corporation	6,000	507,420
J M Smucker Company (The)	8,700	1,053,570
Kellanova	14,000	1,129,940
Kimberly-Clark Corporation	9,500	1,351,660
Mondelez International, Inc. - A	11,000	810,370
Philip Morris International, Inc.(a)	12,000	1,456,800
Target Corporation	6,500	1,013,090
		7,322,850
Energy - 10.1%
Chevron Corporation	8,400	1,237,068
ConocoPhillips	10,200	1,073,856
Devon Energy Corporation	23,500	919,320
Exxon Mobil Corporation(a)	9,000	1,054,980
Schlumberger N.V.	15,500	650,225
Shell PLC - ADR(a)	22,250	1,467,388
		6,402,837
Financials - 12.8%
Bank of New York Mellon Corporation (The)(a)	12,500	898,250
JPMorgan Chase & Company(a)	8,100	1,707,966
MetLife, Inc.	6,600	544,368
Prudential Financial, Inc.(a)	9,000	1,089,900
Travelers Companies, Inc. (The)(a)	1,500	351,180
Truist Financial Corporation	28,000	1,197,560
US Bancorp	20,500	937,465
Wells Fargo & Company	24,500	1,384,005
		8,110,694

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 13.1%
Bristol-Myers Squibb Company	22,100	$1,143,454
CVS Health Corporation	26,500	1,666,320
Johnson & Johnson	9,800	1,588,188
Medtronic PLC	15,700	1,413,471
Merck & Company, Inc.(a)	10,700	1,215,092
Pfizer, Inc.	42,500	1,229,950
		8,256,475
Industrials - 8.7%
Emerson Electric Company(a)	10,200	1,115,574
Lockheed Martin Corporation	750	438,420
Raytheon Technologies Corporation(a)	7,400	896,584
Stanley Black & Decker, Inc.	13,000	1,431,690
United Parcel Service, Inc. - B	12,105	1,650,396
		5,532,664
Materials - 3.0%
Dow, Inc.	22,000	1,201,860
International Flavors & Fragrances, Inc.(a)	6,700	703,031
		1,904,891
Real Estate - 1.9%
Ventas, Inc.(a)	18,500	1,186,405

Technology - 11.2%
Broadcom, Inc.(a)	8,000	1,380,000
Cisco Systems, Inc.	27,500	1,463,550
Fidelity National Information Services, Inc.(a)	14,000	1,172,500
Hewlett Packard Enterprise Company	45,000	920,700
HP, Inc. (a)	39,000	1,398,930
International Business Machines Corporation(a)	3,250	718,510
		7,054,190
Utilities - 7.0%
Atmos Energy Corporation(a)	9,500	1,317,745
Duke Energy Corporation	10,800	1,245,240
National Fuel Gas Company	12,000	727,320
NiSource, Inc.	33,000	1,143,450
		4,433,755

Total Common Stocks (Cost $40,400,469)		57,858,959

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

MONEY MARKET FUNDS - 8.5%	Shares	Value
Fidelity Government Portfolio – Class I, 4.85% (b) (Cost $5,383,725)	5,383,725	$5,383,725

Total Investments at Value - 100.0% (Cost $45,784,194)		$63,242,684

Other Assets in Excess of Liabilities - 0.0%(c)		27,080

Net Assets - 100.0%		$63,269,764

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Security covers a written call option. The total value of securities as of September 30, 2024 was $13,173,806.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

(c)	Percentage rounds to less than 0.1%.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2024

COVERED WRITTEN CALL OPTIONS	Contracts(d)	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corp	54	$749,034	$120.00	10/18/24	$110,700
Bank New York Mellon Corp	125	898,250	77.50	03/21/25	26,875
Broadcom Inc.	40	690,000	180.00	01/17/25	51,400
Emerson Electric Co.	33	360,921	125.00	01/17/25	3,300
Exxon Mobil Corp.	25	293,050	135.00	10/18/24	50
Fidelity National Information Services, Inc.	70	586,250	82.50	10/18/24	14,700
HP, Inc.	121	434,027	37.00	11/15/24	11,495
International Business Machines Corp.	32	707,456	220.00	03/21/25	48,320
International Flavors & Fragrances, Inc.	67	703,031	110.00	11/15/24	18,760
JPMorgan Chase & Co.	40	843,440	230.00	03/21/25	24,200
Merck & Co., Inc.	65	738,140	140.00	01/17/25	1,495
Philip Morris International, Inc.	68	825,520	130.00	03/21/25	22,440
Prudential Financial Inc.	90	1,089,900	125.00	12/20/24	27,900
Raytheon Technologies Corp.	74	896,584	125.00	02/21/25	37,740
Shell PLC	140	923,300	77.50	10/18/24	840
Tapestry, Inc.	191	897,318	50.00	11/15/24	30,560
Travelers Cos., Inc.	15	351,180	240.00	01/17/25	15,750
VENTAS Inc.	57	365,541	55.00	11/15/24	53,010
Ventas, Inc.	128	820,864	65.00	02/21/25	44,800

Total Covered Written Call Options (Premiums received $467,653)		$13,173,806			$544,335

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2024

COMMON STOCKS - 91.4%	Shares	Value
Brazil- 1.9%
TIM SA Brazil - ADR	13,620	$234,536

Canada- 3.4%
Kinross Gold Corporation(a)	43,500	407,160

China- 4.6%
BYD Co Ltd - H Shares	8,000	285,432
Haidilao International Holding Ltd	113,000	270,446
		555,878
Denmark- 2.5%
Novo Nordisk A/S	2,540	301,309

France- 7.0%
Bureau Veritas SA	8,940	296,682
Cie de Saint-Gobain	3,730	340,280
Ipsen SA	1,720	211,930
		848,892
Germany- 5.4%
Allianz SE	1,064	350,068
GEA Group AG	6,230	305,646
		655,714
Indonesia- 1.9%
Bank Rakyat Indonesia Persero Tbk PT	690,000	225,688

Israel- 2.5%
Check Point Software Technologies Ltd.(a)	1,580	304,640

Italy- 6.9%
Assicurazioni Generali SpA	10,320	298,772
Eni SpA	16,080	244,767
Intesa Sanpaolo SpA	68,260	292,282
		835,821
Japan- 16.5%
Hoshizaki Corp	8,136	283,343
Mitsubishi Heavy Industries Ltd	28,300	422,915
Otsuka Corp.	12,900	318,590
SCREEN Holdings Co Ltd	2,000	140,643
Sony Group Corporation	13,000	252,559
Sumitomo Mitsui Financial Group, Inc.	15,900	339,729
Toyota Tsusho Corporation	12,900	235,860
		1,993,639

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
September 30, 2024

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Korea (Republic Of) - 4.5%
Hanmi Pharm Co Ltd	1,140	$278,226
Kia Corp	3,500	264,580
		542,806
Mexico- 1.5%
Wal-Mart de Mexico SAB de CV	61,200	184,676

Singapore- 2.6%
DBS Group Holdings Ltd.(a)	10,670	316,000

Spain- 4.9%
Banco Santander S.A.	62,800	321,869
CaixaBank S.A.	46,500	277,587
		599,456
Switzerland- 4.8%
Novartis AG	2,350	270,601
UBS Group Ag	9,950	307,911
		578,512
Taiwan- 4.4%
Quanta Computer Inc	38,000	315,410
Realtek Semiconductor Corporation	15,000	221,731
		537,141
Thailand- 2.6%
Bumrungrad Hospital PCL	38,000	313,537

United Kingdom- 13.5%
Coca-Cola Europacific Partners plc	3,950	311,062
J Sainsbury PLC	66,000	261,192
Prudential PLC	24,810	230,175
Rio Tinto Ltd.	2,740	242,365
Rolls-Royce Holdings plc	47,550	336,544
Unilever plc	3,920	254,154
		1,635,492

Total Common Stocks (Cost $9,540,846)		11,070,897

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
September 30, 2024

DEPOSITARY RECEIPTS - 4.9%	Shares	Value
Energy - 1.8%
Oil & Gas Producers - 1.8%
BP PLC - ADR	7,060	$221,614

Technology - 3.1%
Semiconductors - 3.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,160	375,127

Total Depositary Receipts (Cost $467,245)		596,741

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
Equity - 2.2%
Equity - 2.2%
iShares MSCI India ETF	4,530	265,141

Total Exchange-Traded Funds (Cost $258,187)		265,141

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Government Portfolio – Class I, 4.85%(b) (Cost $113,323)	113,323	113,323

Total Investments at Value - 99.4% (Cost $10,379,601)		$12,046,102

Other Assets in Excess of Liabilities - 0.6%		70,924

Net Assets - 100.0%		$12,117,026

ADR	– American Depositary Receipt

A.S.	– Anonim Sirketi

PLC	– Public Limited Company

S.A.	– Societe anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
September 30, 2024

Sector Allocation	%
Financials	24.43%
Technology	15.91%
Industrials	13.58%
Health Care	11.35%
Consumer Discretionary	8.72%
Consumer Staples	8.34%
Materials	8.17%
Energy	3.85%
Equity	2.19%
Communications	1.93%
Money Market Funds	0.93%
Other Assets in Excess of Liabilities	0.60%

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

COMMON STOCKS – 95.9%	Shares	Value
Communications - 17.7%
Alphabet, Inc. - Class A (a)	80,740	$13,390,729
AppLovin Corporation - Class A (a)	152,190	19,868,405
Booking Holdings, Inc. (a)	3,170	13,352,420
Meta Platforms, Inc. - Class A	25,540	14,620,117
Netflix, Inc. (a)	13,680	9,702,814
Pinterest, Inc. - Class A (a)	248,830	8,054,627
		78,989,112
Consumer Discretionary - 7.2%
eBay, Inc.	150,370	9,790,591
Hasbro, Inc.	174,000	12,583,680
TJX Cos., Inc. (The)	83,420	9,805,187
		32,179,458
Consumer Staples – 5.5%
Costco Wholesale Corporation	19,070	16,905,936
Performance Food Group Co. (a)	101,210	7,931,828
		24,837,764
Energy - 2.6%
Exxon Mobil Corporation	60,120	7,047,267
Marathon Petroleum Corporation	29,500	4,805,845
		11,853,112
Financials - 13.4%
American Express Company	49,250	13,356,600
Ameriprise Financial, Inc.	27,650	12,990,247
Arch Capital Group Ltd. (a)	130,310	14,579,082
Cboe Global Markets, Inc.	46,840	9,596,111
JPMorgan Chase & Company	45,100	9,509,786
		60,031,826
Health Care - 11.6%
HCA Healthcare, Inc.	23,030	9,360,083
Johnson & Johnson	47,750	7,738,365
McKesson Corporation	19,490	9,636,246
Medpace Holdings, Inc. (a)	30,652	10,231,637
Vertex Pharmaceuticals, Inc. (a)	18,050	8,394,694
Zimmer Biomet Holdings, Inc.	62,000	6,692,900
		52,053,925
Industrials - 6.3%
Hubbell, Inc.	27,180	11,642,553
Parker-Hannifin Corporation	25,970	16,408,365
		28,050,918

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

COMMON STOCKS – 95.9% (Continued)	Shares	Value
Materials - 2.1%
International Flavors & Fragrances, Inc.	88,290	$9,264,270

Technology - 29.5%
Adobe, Inc. (a)	19,080	9,879,242
Apple, Inc.	85,458	19,911,714
Arista Networks, Inc. (a)	24,430	9,376,723
Broadcom, Inc.	60,100	10,367,250
Cadence Design Systems, Inc. (a)	39,690	10,757,181
ExlService Holdings, Inc. (a)	162,080	6,183,352
KLA Corporation	20,770	16,084,496
Manhattan Associates, Inc. (a)	37,800	10,636,164
Microsoft Corporation	49,940	21,489,182
Veeva Systems, Inc. - Class A (a)	33,330	6,994,967
Workday, Inc. - Class A (a)	41,040	10,030,586
		131,710,857

Total Common Stocks (Cost $267,971,006)		428,971,242

EXCHANGE-TRADED FUNDS - 2.7%	Shares	Value
Equity - 2.7%
Equity - 2.7%
SPDR S&P 500 ETF Trust	20,940	12,014,534

Total Exchange-Traded Funds (Cost $11,811,793)		12,014,534

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 4.85% (b) (Cost $6,749,255)	6,749,255	6,749,255

Total Investments at Value - 100.1% (Cost $286,532,054)		$447,735,031

Liabilities in Excess of Other Assets - (0.1)%		(501,520)

Net Assets - 100.0%		$447,233,511

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	International Equity	Large Cap Focused
	Fund	Fund	Fund
ASSETS
At cost	$45,784,194	$10,379,601	$286,532,054
At value	$63,242,684	$12,046,102	$447,735,031
Dividends receivable	131,646	41,706	130,381
Receivable for securities sold	482,467	—	—
Receivable for capital shares sold	2,100	—	138,620
Due from Advisor*	—	41,543	—
Prepaid expenses and other assets	64,611	72,909	27,033
TOTAL ASSETS	63,923,508	12,202,260	448,031,065

LIABILITIES
Written call options, at value (premiums received $467,653, $0 and $0, respectively)	544,335	—	—
Payable for capital shares redeemed	2,500	—	247,993
Payable to Advisor	21,029	—	252,781
Accrued shareholder servicing fees - Class A	—	6,886	49,040
Accrued shareholder servicing fees - Institutional Class	6,498	—	1,256
Accrued 12b-1 fees - Class A	—	22	26,189
Payable to administrator	18,682	25,397	84,445
Other accrued expenses and liabilities	60,700	52,929	135,850
TOTAL LIABILITIES	653,744	85,234	797,554

NET ASSETS	$63,269,764	$12,117,026	$447,233,511

NET ASSETS CONSISTS OF
Paid-in capital	$41,753,463	$10,232,768	$266,740,113
Accumulated earnings	21,516,301	1,884,258	180,493,398
Net Assets	$63,269,764	$12,117,026	$447,233,511

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024

	Cantor Fitzgerald		Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus		International Equity	Large Cap Focused
	Fund		Fund	Fund
Class A:
Net Assets	$120		$12,134	$310,667,277
Shares of beneficial interest outstanding, unlimited authorization, no par value	4		1,027	26,067,870
Net asset value per share	$29.20	(a)	$11.81	$11.92
Sales Charge	5.75%		5.75%	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$30.98	(a)	$12.53	$12.65

Class F:
Net Assets	$—		$11,892,060	$—
Shares of beneficial interest outstanding, unlimited authorization, no par value	—		1,002,980	—
Net asset value per share	$—		$11.86	$—

Institutional Class:
Net Assets	$63,269,644		$212,832	$135,968,826
Shares of beneficial interest outstanding, unlimited authorization, no par value	2,185,695		17,984	10,702,523
Net asset value per share	$28.95		$11.83	$12.70

Class R6:
Net Assets	$—		$—	$597,408
Shares of beneficial interest outstanding, unlimited authorization, no par value	—		—	46,217
Net asset value per share	$—		$—	$12.93

(a)	NAV does not recalculate due to rounding of net assets.

*	Due from Adviser has since been paid.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	International Equity	Large Cap Focused
	Fund	Fund	Fund
	For the	For the	For the
	Year Ended	Period Ended	Year Ended
	September 30, 2024	September 30, 2024 (a)	September 30, 2024
INVESTMENT INCOME
Dividends	$2,163,149	$322,047	$3,511,995
Less: Foreign withholding taxes	—	(34,972)	—
TOTAL INVESTMENT INCOME	2,163,149	287,075	3,511,995

EXPENSES
Advisor fees	381,329	68,258	2,506,088
12b-1 fees - Class A	—	22	752,685
Administration and accounting fees	59,165	51,685	222,275
Transfer agent fees	62,401	54,566	240,114
Audit and tax services fees	24,656	22,532	23,455
Printing and mailing expense	50,734	21,455	119,331
Trustee fees	27,170	16,238	32,234
Registration fees	15,480	3,820	77,400
Compliance services fees	11,724	8,630	54,064
Legal fees	14,871	14,998	33,189
Custodian and bank service fees	14,269	35,207	29,033
Insurance expense	11,968	10,688	35,290
Shareholder servicing fees - Class A	—	56	67,962
Shareholder servicing fees - Class F	—	6,853	—
Shareholder servicing fees - Institutional Class	18,203	908	82,405
Others fees	2,930	5,116	2,895
TOTAL EXPENSES	694,900	321,032	4,278,420
Fees reduced by the Advisor	(114,214)	(252,568)	(65,747)
NET EXPENSES	580,686	68,464	4,212,673

NET INVESTMENT INCOME (LOSS)	1,582,463	218,611	(700,678)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gain (loss) from:
Investment transactions	4,877,066	2,775	22,122,670
Written options contracts	614,376	—	—
Foreign currency transactions	—	(4,778)	—
	5,491,442	(2,003)	22,122,670
Net change in unrealized appreciation (depreciation) from:
Investment transactions	7,059,872	1,666,501	77,749,481
Written options contracts	(228,042)	—	—
Forward foreign currency translations	—	545	—
	6,831,830	1,667,046	77,749,481
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, WRITTEN OPTION CONTRACTS AND FOREIGN CURRENCY	12,323,272	1,665,043	99,872,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,905,735	$1,883,654	$99,171,473

(a)	Represents the period December 15, 2023 through September 30, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

				Cantor
				Fitzgerald International
	Cantor Fitzgerald Equity Dividend Plus Fund			Equity Fund
	Year Ended	Period Ended		Period Ended
	September 30,	September 30,	Year Ended	September 30,
	2024	2023 (a)	March 31, 2023	2024 (b)
OPERATIONS
Net investment income	$1,582,463	$608,346	$725,315	$218,611
Net realized gain (loss) from:
Investment transactions	4,877,066	667,496	498,363	2,775
Written options contracts	614,376	286,576	455,470	—
Foreign currency transactions	—	—	—	(4,778)
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency translations	7,059,872	(3,861,210)	(4,689,497)	1,667,046
Written options contracts	(228,042)	4,264	93,249	—
Net increase (decrease) in net assets resulting from operations	13,905,735	(2,294,528)	(2,917,100)	1,883,654

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(8)	(1)	—	—
Institutional Class	(3,660,549)	(1,381,096)	(2,132,667)	—
	(3,660,557)	(1,381,097)	(2,132,667)	—
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	14	100	—	10,282
Institutional Class	1,216,424	29,916,436	6,938,679	193,228
Class F	—	—	—	10,029,862
	1,216,438	29,916,536	6,938,679	10,233,372
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	6	1	—	—
Institutional Class	3,523,390	1,340,195	2,089,689	—
	3,523,396	1,340,196	2,089,689	—
Payments for shares redeemed
Institutional Class	(6,911,509)	(2,971,988)	(6,006,938)	—
	(6,911,509)	(2,971,988)	(6,006,938)	—
Net increase (decrease) in net assets from capital share transactions	(2,171,675)	28,284,744	3,021,430	10,233,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,073,503	24,609,119	(2,028,337)	12,117,026

NET ASSETS
Beginning of period/year	55,196,261	30,587,142	32,615,479	—
End of period/year	$63,269,764	$55,196,261	$30,587,142	$12,117,026

(a)	Represents the period April 1, 2023 through September 30, 2024.

(b)	Represents the period December 15, 2023 through September 30, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

				Cantor
				Fitzgerald International
	Cantor Fitzgerald Equity Dividend Plus Fund			Equity Fund
	Year Ended	Period Ended		Period Ended
	September 30,	September 30,	Year Ended	September 30,
	2024	2023 (a)	March 31, 2023	2024 (b)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	—	4	—	1,027
Institutional Class	46,785	1,147,754	252,943	17,984
Class F	—	—	—	1,002,980
	(672,673)	1,147,758	252,943	1,021,991
Shares reinvested:
Class A	0 (c)	0 (c)	—	—
Institutional Class	132,754	53,542	79,178	—
	132,754	53,542	79,178	—
Shares redeemed:
Institutional Class	(264,972)	(116,780)	(219,190)	—
	(264,972)	(116,780)	(219,190)	—

Net increase (decrease) in shares outstanding	(804,891)	1,084,520	112,931	1,021,991
Shares outstanding, beginning of period/year	2,271,132	1,186,612	1,073,681	—
Shares outstanding, end of period/year	1,466,241	2,271,132	1,186,612	1,021,991

(a)	Represents the period April 1, 2023 through September 30, 2024.

(b)	Represents the period December 15, 2023 through September 30, 2024.

(c)	Represents less than one share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Large Cap Focused Fund
	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
OPERATIONS
Net investment income (loss)	$(700,678)	$636,114
Net realized gain from:
Investment transactions	22,122,670	11,685,459
Net change in unrealized appreciation on:
Investment transactions	77,749,481	54,649,802
Net increase in net assets resulting from operations	99,171,473	66,971,375

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(7,975,377)	(66,657,310)
Institutional Class	(1,458,359)	(1,294,549)
Class R6	(12,110)	(10,982)
	(9,445,846)	(67,962,841)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	8,898,811	8,898,328
Institutional Class	112,168,794	20,105,345
Class R6	529,770	39,399
	121,597,375	29,043,072
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	7,955,203	66,447,201
Institutional Class	1,457,472	1,285,039
Class R6	12,110	10,982
	9,424,785	67,743,222
Payments for shares redeemed
Class A	(52,573,523)	(51,391,857)
Institutional Class	(20,374,894)	(3,344,477)
Class R6	(148,501)	(9,501)
	(73,096,918)	(54,745,835)
Net increase in net assets from capital share transactions	57,925,242	42,040,459

TOTAL INCREASE IN NET ASSETS	147,650,869	41,048,993

NET ASSETS
Beginning of year	299,582,642	258,533,649
End of year	$447,233,511	$299,582,642

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	836,394	968,353
Institutional Class	9,951,195	2,058,030
Class R6	49,793	4,228
	10,837,382	3,030,611
Shares reinvested:
Class A	780,687	7,744,429
Institutional Class	134,453	141,058
Class R6	1,098	1,186
	916,238	7,886,673
Shares redeemed:
Class A	(4,865,946)	(5,557,886)
Institutional Class	(1,757,774)	(348,125)
Class R6	(12,898)	(929)
	(6,636,618)	(5,906,940)

Net increase in shares outstanding	5,117,002	5,010,344
Shares outstanding, beginning of year	31,699,608	26,689,264
Shares outstanding, end of year	36,816,610	31,699,608

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period:

	Class A
	Year	Period
	Ended	Ended
	September 30,	September 30,
	2024	2023 (a)
Net asset value, beginning of period	$24.33	$26.14
Income (loss) from investment operations:
Net investment income (b)	0.81	0.26
Net realized and unrealized gains (losses) (c) on investments and written option contracts	5.73	(1.90)
Total from investment operations	6.54	(1.64)
Less distributions from:
Net investment income	(0.94)	(0.17)
Net realized gains	(0.73)	—
Total distributions	(1.67)	(0.17)
Net asset value at end of period	$29.20	$24.33
Total return (d)	27.65%	(6.27	)% (e)
Net assets at end of period	$120	$94
Ratio of total expenses to average net assets	1.43%	1.55	% (f)
Ratio of net expenses to average net assets(g)	1.24%	1.24	% (f)
Ratio of net investment income to average net assets(g)	2.96%	3.31	% (f)
Portfolio turnover rate(h)	20%	21	% (e)

(a)	Cantor Fitzgerald Equity Dividend Plus Fund Class A commenced on July 31, 2023.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Institutional Class
	Year	Period		Year	Year	Year	Year
	Ended	Ended		Ended	Ended	Ended	Ended
	September 30,	September 30,		March 31,	March 31,	March 31,	March 31,
	2024	2023 (a)(b)		2023	2022	2021	2020
Net asset value, beginning of period/year	$24.30	$25.78		$30.38	$28.19	$18.28	$25.19
Income (loss) from investment operations:
Net investment income (c)	0.72	0.39		0.63	0.58	0.59	0.67
Net realized and unrealized gains (losses) on investments and written option contracts	5.60	(0.85	) (g)	(3.33)	4.03	9.90	(5.90)
Total from investment operations	6.32	(0.46)		(2.70)	4.61	10.49	(5.23)
Less distributions from:
Net investment income	(0.94)	(0.35)		(0.63)	(0.59)	(0.58)	(0.67)
Net realized gains	(0.73)	(0.67)		(1.27)	(1.83)	—	(1.01)
Total distributions	(1.67)	(1.02)		(1.90)	(2.42)	(0.58)	(1.68)
Net asset value at end of period/year	$28.95	$24.30		$25.78	$30.38	$28.19	$18.28
Total return (d)	26.79%	(1.88	)% (h)	(8.92)%	17.23%	58.15%	22.33%
Net assets at end of period/year (000’s)	$63,270	$55,196		$30,587	$32,615	$28,517	$20,919
Ratio of total expenses to average net assets	1.18%	1.30	% (i)	1.28%	1.23%	1.32%	1.25%
Ratio of net expenses to average net assets (e)	0.99%	1.05	% (i)	1.12%	1.12%	1.10%	1.07%
Ratio of net investment income to average net assets (e)	2.71%	3.06	% (i)	2.33%	1.97%	2.53%	2.70%
Portfolio turnover rate (f)	20%	21	% (h)	16%	16%	21%	38%

(a)	Represents the period April 1, 2023 through September 30, 2023. See Note 1.

(b)	Effective close of business on July 28, 2023, Institutional Class shares of Cantor FBP Appreciation & Income Opportunities Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Dividend Plus Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to July 28, 2023 reflect the performance of Cantor FBP Appreciation & Income Fund.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Class A
	Period Ended
	September 30,
	2024(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.18
Net realized and unrealized gains on investments	1.63
Total from investment operations	1.81
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$11.81
Total return (c)	18.10	% (g)
Net assets at end of period (000’s)	$12
Ratio of total expenses to average net assets	4.15	% (h)
Ratio of net expenses to average net assets (d)(f)	1.24	% (h)
Ratio of net investment income to average net assets (d)(f)	2.08	% (h)
Portfolio turnover rate (e)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Class F
	Period
	Ended
	September 30,
	2024(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.22
Net realized and unrealized gains on investments	1.64
Total from investment operations	1.86
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$11.86
Total return (c)	18.60	% (g)
Net assets at end of period (000’s)	$11,892
Ratio of total expenses to average net assets	3.70	% (h)
Ratio of net expenses to average net assets (d)(f)	0.79	% (h)
Ratio of net investment income to average net assets (d)(f)	2.53	% (h)
Portfolio turnover rate (e)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period Presented:

	Institutional
	Class
	Period
	Ended
	September 30,
	2024(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.21
Net realized and unrealized gains on investments	1.62
Total from investment operations	1.83
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value at end of period	$11.83
Total return (c)	18.30	% (g)
Net assets at end of period (000’s)	$213
Ratio of total expenses to average net assets	3.90	% (h)
Ratio of net expenses to average net assets (d)(f)	0.99	% (h)
Ratio of net investment income to average net assets (d)(f)	2.33	% (h)
Portfolio turnover rate (e)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Class A
	Year		Year	Year		Year		Year
	Ended		Ended	Ended		Ended		Ended
	September 30,		September 30,	September 30,		September 30,		September 30,
	2024		2023	2022 (a)		2021		2020 (b)
Net asset value, beginning of year	$9.40		$9.68	$17.63		$13.67		$12.09
Income (loss) from investment operations:
Net investment income (loss) (c)	(0.03)		0.02	(0.03)		(0.04)		(0.03)
Net realized and unrealized gains (losses) on investments	2.83		2.33	(2.42)		5.37		2.93
Total from investment operations	2.80		2.35	(2.45)		5.33		2.90
Less distributions from:
Net investment income	(0.01)		—	—		—		(0.02)
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.28)		(2.63)	(5.50)		(1.37)		(1.32)
Net asset value at end of year	$11.92		$9.40	$9.68		$17.63		$13.67
Total return (d)	30.29%		26.87%	(23.47)%		41.67%		25.53%
Net assets at end of year (000’s)	$310,667		$275,722	$253,190		$518,096		$472,795
Ratio of total expenses to average net assets	1.17	% (g)	1.30%	1.12	% (g)	1.09	% (g)	1.14	% (g)
Ratio of net expenses to average net assets (e)	1.17	% (g)	1.17%	1.11	% (g)	1.09	% (g)	1.14	% (g)
Ratio of net investment income (loss) to average net assets (e)	(0.26)%		0.22%	(0.22)%		(0.28)%		(0.22)%
Portfolio turnover rate (f)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Class A shares of Delaware Growth Equity Fund were reorganized into Class A shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to September 16, 2022 reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class A shares of Delaware Growth Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019 reflect the performance of First Investors Select Growth Fund Class A shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Institutional Class
	Year		Year	Year		Year		Year
	Ended		Ended	Ended		Ended		Ended
	September 30,		September 30,	September 30,		September 30,		September 30,
	2024		2023	2022 (a)		2021		2020 (b)
Net asset value, beginning of year	$10.01		$10.13	$18.18		$14.03		$12.38
Income (loss) from investment operations:
Net investment income (loss) (c)	0.01		0.03	(0.01)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	2.99	(h)	2.48	(2.54)		5.53		3.00
Total from investment operations	3.00		2.51	(2.55)		5.52		3.01
Less distributions from:
Net investment income	(0.04)		—	—		—		(0.06)
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.31)		(2.63)	(5.50)		(1.37)		(1.36)
Net asset value at end of year	$12.70		$10.01	$10.13		$18.18		$14.03
Total return (d)	30.58%		27.34%	(23.26)%		41.98%		25.88%
Net assets at end of year (000’s)	$135,969		$23,777	$5,305		$80,648		$121,478
Ratio of total expenses to average net assets	0.94	% (g)	0.99%	0.85	% (g)	0.84	% (g)	0.89	% (g)
Ratio of net expenses to average net assets (e)	0.86	% (g)	0.86%	0.84	% (g)	0.84	% (g)	0.86	% (g)
Ratio of net investment income (loss) to average net assets (e)	0.05%		0.29%	(0.04)%		(0.05)%		0.06%
Portfolio turnover rate (f)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Institutional Class shares of Delaware Growth Equity Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Class R6
	Year		Year	Year		Year		Year
	Ended		Ended	Ended		Ended		Ended
	September 30,		September 30,	September 30,		September 30,		September 30,
	2024		2023	2022 (a)		2021		2020 (b)
Net asset value, beginning of year	$10.18		$10.26	$18.34		$14.13		$12.46
Income (loss) from investment operations:
Net investment income (loss) (c)	0.02		0.04	(0.01)		0.01		0.02
Net realized and unrealized gains (losses) on investments	3.05	(h)	2.51	(2.57)		5.57		3.02
Total from investment operations	3.07		2.55	(2.58)		5.58		3.04
Less distributions from:
Net investment income	(0.05)		—	—		—		(0.07)
Net realized gains	(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.32)		(2.63)	(5.50)		(1.37)		(1.37)
Net asset value at end of year	$12.93		$10.18	$10.26		$18.34		$14.13
Total return (d)	30.70%		27.40%	23.20%		42.12%		(25.97)%
Net assets at end of year (000’s)	$597		$84	$38		$1,818		$3,561
Ratio of total expenses to average net assets	0.87	% (g)	0.92%	0.77	% (g)	0.76	% (g)	0.83	% (g)
Ratio of net expenses to average net assets (e)	0.79	% (g)	0.79%	0.76	% (g)	0.76	% (g)	0.79	% (g)
Ratio of net investment income (loss) to average net assets (e)	0.12%		(0.42)%	0.07%		0.08%		0.12%
Portfolio turnover rate (f)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Class R6 shares of Delaware Growth Equity Fund were reorganized into Class R6 shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class R6 shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

1. Organization

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the three series, Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund (the “Funds”), which are separate, diversified series of the Trust. Cantor Fitzgerald International Equity Fund commenced operations on December 15, 2023.

The Cantor Fitzgerald Equity Dividend Plus Fund acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund and the Cantor FBP Appreciation & Income Opportunities Fund, each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023. The Cantor Fitzgerald Large Cap Focused Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, in a tax-free reorganization on September 16, 2022. The Delaware Growth Equity Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds in a tax-free reorganization on October 4, 2019.

The investment objective of Cantor Fitzgerald Equity Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objective of the Cantor Fitzgerald International Equity Fund is to seek long-term growth of capital.

The investment objective of the Cantor Fitzgerald Large Cap Focused Fund is to seek long-term growth of capital.

The Cantor Fitzgerald Equity Dividend Plus Fund and the Cantor Fitzgerald Large Cap Focused Fund each have three total classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. The Cantor Fitzgerald International Equity Fund has four total classes of shares: Class A Shares, Institutional Class Shares, Class R6 Shares, and Class F Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000 minimum. Institutional Class Shares and Class R6 have no front-end sales charge, no distribution or service plan fee minimum, and no contingent deferred sales charge on shares redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and /or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. There are no front-end sales charge, distribution or 12b-1 fees for Class F. Generally, there is a $10,000,000 minimum initial investment for Class F shares and no minimum for subsequent events. Class R6 is not offered in Cantor Fitzgerald Equity Dividend Plus Fund.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Securities valuation —The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Cantor Fitzgerald Equity Dividend Plus Fund are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts or OTC Options) for which market quotations are readily available shall be valued at the last quoted sales price. In the absence of a sale, the option shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. Index Options contracts, which may be thinly traded, whether listed on a securities exchange or board of trade, shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. OTC Options (i.e. those not listed on a securities exchange or board of trade) shall be fair valued, either at the most recently quoted bid for purchased options or the most recently quoted ask for written options.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board of Trustees (the “Board” or “Trustees”) has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of September 30, 2024, by security type:

Cantor Fitzgerald Equity Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$57,858,959	$—	$—	$57,858,959
Money Market Funds	5,383,725	—	—	5,383,725
Total	$63,242,684	$—	$—	$63,242,684

Other Financial Instruments:
Covered Written Call Options	$(417,885)	$(126,450)	$—	$(544,335)
Total	$(417,885)	$(126,450)	$—	$(544,335)

Cantor Fitzgerald International Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,442,074	$9,628,823	$—	$11,070,897
Depositary Receipts	596,741	—	—	596,741
Exchange-Traded Funds	265,141	—	—	265,141
Money Market Funds	113,323	—	—	113,323
Total	$2,417,279	$9,628,823	$—	$12,046,102

Cantor Fitzgerald Large Cap Focused Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$428,971,242	$—	$—	$428,971,242
Exchange-Traded Funds	12,014,534	—	—	12,014,534
Money Market Funds	6,749,255	—	—	6,749,255
Total	$447,735,031	$—	$—	$447,735,031

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Refer to the Funds’ Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 investments held by the Funds as of or during the period/year ended September 30, 2024.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes — Class accounting investment income, common expense, and realized and unrealized gain (loss) on investments are to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to services fees, sub-accounting fees, and /or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Cantor Fitzgerald Equity Dividend Plus Fund and annually to the shareholders of the Cantor Fitzgerald International Equity & Cantor Fitzgerald Large Cap Focused Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Options transactions — When the Fund’s investment advisor believes that individual portfolio investment securities held by the Fund are approaching the top of the advisor’s growth and price expectations, covered call options can be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to terminate a Fund’s obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Federal Income Tax — The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 through September 30, 2023 (and March 31, 2023 for the Equity Dividend Plus Fund) or expected to be taken in the Funds’ September 30, 2024 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year/period, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the period/year ended September 30, 2024:

	Cantor Fitzgerald Equity	Cantor Fitzgerald	Cantor Fitzgerald Large Cap
	Dividend Plus Fund	International Equity Fund	Focused Fund
Purchases of investment securities	$10,904,258	$12,875,729	$178,858,757
Proceeds from sales and maturities of investment securities	$14,422,667	$2,612,225	$130,449,830

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Cantor Fitzgerald Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets up to $500 million; 0.60% of the next $500 million of such assets; 0.55% of the next $1.5 billion of such assets, and 0.50% on assets in excess of $2.5 billion. For the International Equity Fund, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.79%.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs). The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor. Accordingly,

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

during the period/year ended September 30, 2024, the Advisor earned fees in the amount of $381,329, $68,258 and $2,506,088 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund, respectively.

Fund	Expense Cap	Expiration
Equity Dividend Plus Fund	1.24% Class A	July 28, 2025
0.99% Institutional Class
0.92% Class R6
Large Cap Focused Fund	1.17% Class A	January 31, 2026
0.86% Institutional Class
0.79% Class R6
International Equity Fund	1.24% Class A	January 31, 2026
0.99% Institutional Class
0.90% Class R6
0.79% Class F

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

As of September 30, 2024, the Advisor has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

	2025	2026	2027
Cantor Fitzgerald Equity Dividend Plus Fund	$29,462	$30,999	$114,214
Cantor Fitzgerald International Equity Fund	—	—	252,568
Cantor Fitzgerald Large Cap Focused Fund	—	456,412	65,747

The Cantor Fitzgerald Large Cap Focused and Cantor Fitzgerald International Equity Fund’s sub-advisor is Smith Group Asset Management, LLC (the “Sub-Advisor”). Pursuant to the sub-advisory agreement with the Advisor, the sub-advisor provides the Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the Fund’s daily net assets, at an annual rate of 0.20% for the Cantor Fitzgerald Large Cap Focused Fund and 0.25% for the Cantor Fitzgerald International Equity Fund.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period/year ended September 30, 2024, the Administrator earned fees for such services for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund. This can be referenced in the Statements of Operations.

Ultimus Fund Distributors, LLC (“UFD”) serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for audit committee chair fee, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $27,170, $16,238, and $32,234, for the period/year ended September 30, 2024 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor International Equity Fund, and Cantor Fitzgerald Large Cap Focused Fund.

5. Derivatives Transactions

The derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Cantor Fitzgerald Equity Dividend Plus Fund.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The location on the Statements of Assets and Liabilities of the Fund’s derivative positions as of September 30, 2024 is as follows:

Cantor Fitzgerald Equity Dividend Plus Fund

		Fair Value
			Liability
Type of Derivative (Risk)	Location	Asset Derivatives	Derivatives
Call options written (Equity)	Written call options, at value	$—	$(544,335)

The Fund’s transactions in derivative instruments during the year ended September 30, 2024 are recorded in the following locations on the Statements of Operations:

Cantor Fitzgerald Equity Dividend Plus Fund

		Net		Change in Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gain (loss) from written option contracts	$614,376	Net change in unrealized appreciation (depreciation) from written option contracts	$(228,042)

Offsetting of Financial Assets and Derivative Liabilities

Gross Amounts Not Offset in the Statement of Assets
Liabilities:			& Liabilities
Net Amounts of
	Gross Amounts Offset	Liabilities Presented
	in the Statement of	in the Statement of		Cash Collateral
Description	Assets & Liabilities (1)	Assets & Liabilities	Financial Instruments (2)	Received	Net Amount
Options Written	$—	$544,335	$544,335	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024 the following shareholders owned of record 25% or more of the outstanding shares of each Fund.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

NAME OF RECORD OWNER	% Ownership
Cantor Fitzgerald Equity Dividend Plus Fund
First National Bank (for the benefit of its customers)	26%
Cantor Fitzgerald International Equity Fund
JP Morgan LLC (for the benefit of its customers)	98%
Cantor Fitzgerald Large Cap Focused Fund
First National Bank (for the benefit of its customers)	30%

7. Principal Investment Risks

	Equity Dividend	International	Large Cap
Risk	Plus Fund	Equity Fund	Focused Fund
Active Management and Selection Risk.	✓	✓	✓
Covered Call Option Risk	✓
Cybersecurity Risk.	✓	✓	✓
Distribution Risk.	✓
Dividend Strategy Risk.	✓
Equity Securities Risk.	✓	✓	✓
Foreign Securities Risk.		✓
Growth Stock Risk.		✓	✓
Investment Risk.	✓	✓	✓
Large Company Risk.	✓
Limited History of Operations.		✓
Limited Number of Securities Risk.		✓	✓
Liquidity Risk.		✓	✓
Market Risk.	✓	✓	✓
Medium Company Size Risk.		✓
Mid-Cap Company Risk.	✓
Sector Risk.		✓	✓
Small to Medium Company Size Risk.			✓
Tax Risk.	✓

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet their investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Covered call option risk -The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Cybersecurity risk - As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Funds. The Sub-Advisor and the Funds are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Funds shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Funds and their shareholders could be negatively impacted as a result.

Distribution policy risk -The Funds seek to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Funds is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Dividend strategy risk - The Funds’ focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

ETF risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Equity securities risk - The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Large company risk - Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other Funds. In addition, a Fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a Fund has valued them.

Management risk -The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Mid-cap company risk -Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

8. Sector Risk

If the Cantor Fitzgerald Large Cap Focused Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Fund’s portfolio would be adversely affected. As of September 30 2024, the Cantor Fitzgerald Large Cap Focused Fund had 29.5% of its net assets invested in the Technology sector.

9. Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. Distributions to Shareholders and Tax Components of Capital

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of September 30, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross
		Unrealized	Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Cantor Fitzgerald Equity Dividend Plus Fund	$45,316,541	$17,958,299	$(576,491)	$17,381,808
Cantor Fitzgerald International Equity Fund	10,400,471	1,994,413	(348,782)	1,645,631
Cantor Fitzgerald Large Cap Focused Fund	286,834,877	162,704,868	(1,804,714)	160,900,154

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The tax character of fund distributions for each Fund and period ended below was as follows:

For the period ended September 30, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$2,260,389	$1,419,301	$—	$3,679,690
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	351,412	9,094,434	—	9,445,846

For the period ended September 30, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$587,667	$778,601	$—	$1,366,268
Cantor Fitzgerald Large Cap Focused Fund	—	67,962,841	—	$67,962,841

For the period ended March 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$731,087	$1,400,459	$—	$2,131,546

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Cantor Fitzgerald Equity Dividend Plus Fund	$—	$161,274	$3,973,219	$—	$—	$—	$17,381,808	$21,516,301
Cantor Fitzgerald International Equity Fund	—	238,082	—	—	—	—	1,646,176	1,884,258
Cantor Fitzgerald Large Cap Focused Fund	—	—	20,278,369	(685,125)	—	—	160,900,154	180,493,398

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark to market on passive foreign investment companies and the tax deferral of losses on wash sales.

The unrealized appreciation (depreciation) in the table above includes Cantor Fitzgerald International Equity Fund unrealized foreign currency gains of $545.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Cantor Fitzgerald Equity Dividend Plus Fund	$—
Cantor Fitzgerald International Equity Fund	—
Cantor Fitzgerald Large Cap Focused Fund	685,125

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and the book/tax treatment of non-deductible expenses, resulted in reclassifications for the year ended September 30, 2024 for the Funds as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Cantor Fitzgerald Equity Dividend Plus	$238,631	$(238,631)
Cantor Fitzgerald International Equity Fund	(604)	604
Cantor Fitzgerald Large Cap Focused Fund	1,966,890	(1,966,890)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2024 were as follows:

For fiscal year ended
9/30/2024	Foreign Taxes Paid	Foreign Source Income
Cantor Fitzgerald International Equity Fund	$0.02	$0.21

11. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Cantor Fitzgerald Funds and

Board of Trustees of Cantor Select Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open option contracts, of Cantor Fitzgerald Funds comprising the funds listed below (the “Funds”), each a series of Cantor Select Portfolios Trust, as of September 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Cantor Fitzgerald Equity Dividend Plus Fund (formerly known as Cantor FBP Equity & Dividend Plus Fund)	For the year ended September 30, 2024	For the year ended September 30, 2024, the period from April 1, 2023 through September 30, 2023, and the year ended March 31, 2023	For the year ended September 30, 2024, the period from April 1, 2023 through September 30, 2023, and the years ended March 31, 2023, 2022, 2021, and 2020
Cantor Fitzgerald Large Cap Focused Fund (formerly known as Cantor Growth Equity Fund)	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023 and 2022
Cantor Fitzgerald International Equity Fund	For the period from December 15, 2023 (commencement of operations) through September 30, 2024

The Cantor Fitzgerald Large Cap Focused Fund’s financial highlights for the years ended September 30, 2021, and prior, were audited by other auditors whose report dated November 17, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cantor Fitzgerald Investment Advisors, L.P. since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 27, 2024

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
ADDITIONAL INFORMATION (Unaudited)
September 30, 2024

Cantor Fitzgerald Large Cap Focused Fund - Investment Advisory Agreement with the Advisor

In connection with the Board meeting held on June 18, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor, with respect to the Cantor Fitzgerald Large Cap Focused Fund (the “Large Cap Focused Fund”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Management Agreement. The Trustees reviewed the services being provided by the Advisor to the Large Cap Focused Fund including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

Performance. The Trustees compared the performance of the Large Cap Focused Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average) . The Trustees noted that the Large Cap Focused Fund underperformed the peer group average, category average, and the primary benchmark for the one-year period. The Trustees noted that the Advisor believed that the underperformance was attributable to the underweight of the Large Cap Focused Fund in mega-cap technology holdings compared to the peer group, category, and benchmark. The Trustees also considered the Advisor’s role in supervising the investment activity of the Sub-Advisor. After reviewing the investment performance of the Large Cap Focused Fund and other factors, the Board concluded that the investment performance of the Large Cap Focused Fund and the Advisor were satisfactory.

Fees and Expenses . The Trustees next considered information regarding the management fee for the Large Cap Focused Fund. The Trustees noted that the management fee for the Large Cap Focused Fund was slightly lower than the peer group average and slightly higher than the Morningstar category average. The Trustees noted that the Advisor believed that the Large Cap Focused Fund’s management fee is higher than the Morningstar category average due to the smaller size of the Large Cap Focused Fund compared to the funds in the category, which did not allow the Large Cap Focused Fund to benefit from economies of scale. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability . The Trustees considered the Advisor’s profitability in connection with its management of the Large Cap Focused Fund. The Trustees also took into account the services the Advisor provides under

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

the Management Agreement including the Advisor’s costs in managing the Large Cap Focused Fund. The Board noted that the Advisor realized a profit for the prior twelve months of operations. The Trustees discussed the profitability level of the Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. In this regard, the Trustees reviewed the Large Cap Focused Fund’s operational history and noted that the size of the Large Cap Focused Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Large Cap Focused Fund grew. The Trustees determined that the advisory fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Large Cap Focused Fund grows.

Conclusion. The Trustees, having requested and received such information from the Advisor as they believed reasonably necessary to evaluate the terms of the Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an additional one-year term should be approved.

Cantor Fitzgerald Large Cap Focused Fund - Investment Sub-Advisory Agreement with the Sub-Advisor

In connection with the Board meeting held on June 18, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a sub-advisory agreement between the Advisor and the Sub-Advisor, with respect to the Fund (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub- Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Large Cap Focused Fund including, without limitation, the quality of its investment sub-advisory services since the Large Cap Focused Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Large Cap Focused Fund’s investment objectives, policies and limitations. The Trustees evaluated the Sub- Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; and financial condition. It was noted that the Sub-Advisor did not have any changes to their personnel since the last review. After reviewing the foregoing information and further information in the memorandum from the Sub- Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Large Cap Focused Fund.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

Performance. The Trustees compared the performance of the Large Cap Focused Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average) . The Trustees noted that the Large Cap Focused Fund underperformed the peer group average, category average, and the primary benchmark for the one-year period. The Trustees noted that the Sub-Advisor believed that the underperformance was attributable to the underweight of the Large Cap Focused Fund in mega-cap technology holdings compared to the peer group, category, and benchmark. After reviewing the investment performance of the Large Cap Focused Fund and other factors, the Board concluded that the investment performance of the Large Cap Focused Fund and the Sub-Advisor were satisfactory.

Fees and Expenses. The Trustees first noted the sub-advisory fee for the Large Cap Focused Fund under the Sub-Advisory Agreement. The Trustees compared the sub- advisory fee of the Large Cap Focused Fund to other comparable accounts managed by the Sub-Advisor and noted that the Sub-Advisor fee paid to the Sub-Advisor with respect to its services to the Large Cap Focused Fund was the same or lower than that paid to comparable accounts. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Sub-Advisor’s profitability in connection with its management of the Large Cap Focused Fund. The Trustees also took into account the services the Sub-Advisor provides under the Sub-Advisory Agreement including the Sub-Advisor’s costs in managing the Large Cap Focused Fund. The Board noted that the Sub-Advisor realized a profit for the prior twelve months of operations. The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. In this regard, the Trustees reviewed the Large Cap Focused Fund’s operational history and noted that the size of the Large Cap Focused Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Large Cap Focused Fund grew. The Trustees determined that the sub-advisory fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the Large Cap Focused Fund grows.

Conclusion. The Trustees, having requested and received such information from the Sub-Advisor as they believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Sub-Advisory Agreement for an additional one-year term should be approved.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

Cantor Fitzgerald International Equity Fund - Investment Advisory Agreement with the Advisor

In connection with the Board meeting held on September 15, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Cantor Fitzgerald International Equity Fund (the “International Fund”) (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Advisor regarding the nature, extent and quality of the services to be provided to the International Equity Fund by the Advisor, including an overview of the Advisor and the personnel that would perform services for the International Equity Fund. The Trustees reviewed the most recent Form ADV for the Advisor and considered the qualifications, background and responsibilities of the members of the Advisor’s portfolio management team who would oversee the day-to-day investment management and operations of the International Equity Fund.

Performance. The Trustees considered that the International Equity Fund was a new fund, so it had no performance history for the Trustees to evaluate. The Trustees noted that the Advisor has historically acted as a “manager of managers” and reviewed the performance of the Large Cap Focused Fund presented by the Advisor. The Trustees concluded that based on the International Equity Fund’s investment strategy and the Advisor’s presentation, the Advisor had the expertise to fulfill the International Equity Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the International Equity Fund’s projected expense ratio and its various components, including the proposed management fee for the International Equity Fund. They compared the International Equity Fund’s proposed fees, projected expenses and overall expense ratio to expense information for the International Equity Fund’s peer group and category, as presented by the Advisor, noting that the management fee for the International Equity Fund was slightly below peer group average, but slightly above the category average. The Trustees found that the proposed management fee rate appeared to be not unreasonable for the management of the International Equity Fund’s portfolio under the strategy described for the initial term of the Management Agreement.

Profitability. The Trustees considered the Advisor’s anticipated profitability. The Board concluded that the estimated profitability of the Advisor in connection with the management of the International Equity Fund was not unreasonable and at a level to adequately incentivize the Advisor to provide high quality services. The Trustees also took into account the Advisor’s estimated costs of managing the International Equity Fund and information provided by the Advisor regarding its financial condition.

Economies of Scale. The Trustees considered whether the Advisor would realize economies of scale with respect to its management of the International Equity Fund. The Board considered the extent to which economies of scale would be realized as the International Equity Fund grows and whether fee levels reflect

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

a reasonable sharing of economies of scale for the benefit of the International Equity Fund’s investors. The Board noted that breakpoints may be an appropriate way for the Advisor to share its economies of scale if the International Equity Fund experiences substantial asset growth; however, the Board recognized that the International Equity Fund may take some time to reach an asset level where the Advisor could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the International Equity Fund’s asset level grows.

Conclusion. The Trustees, having requested and received such information from the Advisor as it believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an initial two-year term is in the best interests of the International Equity Fund and its shareholders.

Cantor Fitzgerald International Equity Fund - Investment Sub-Advisory Agreement with the Sub-Advisor

In connection with the Board meeting held on September 15, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of a sub-advisory agreement between the Advisor and the Sub-Advisor, with respect to the Fund (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub- Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Sub-Advisor regarding the nature, extent and quality of the services to be provided to the International Equity Fund by the Sub-Advisor, including an overview of the Sub-Advisor and the personnel that would perform services for the International Equity Fund. The Trustees reviewed the most recent Form ADV for the Sub-Advisor and considered the qualifications, background and responsibilities of the members of the Sub-Advisor’s portfolio management team.

Performance. The Trustees compared the performance of an international composite of the Sub-Advisor and another international fund managed by the Sub- Advisor with the performance of a benchmark index. The Trustees noted the composite had outperformed the MSCI All-Country World ex-US Index benchmark for the 10-year and since-inception periods but underperformed for the 1-year and 5-year periods and that the international fund underperformed for all periods shown. After reviewing the investment performance of the accounts, the Sub-Advisor’s experience managing similar strategies, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the Sub-Advisor had the expertise to fulfill the International Equity Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the proposed sub-advisory fee for the International Equity Fund noting that it was lower than the fee charged to similar accounts managed by the Sub-Advisor. The Trustees determined that the overall sub-advisory fee paid was not unreasonable in relation to the services provided. The Trustees found that the proposed sub-advisory fee rate appeared

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

to be not unreasonable for the management of the International Equity Fund’s portfolio under the strategy described for the initial term of the Sub-Advisory Agreement.

Profitability. The Trustees considered the Sub-Advisor’s anticipated profitability. The Trustees also took into account the Sub-Advisor’s estimated costs of managing the International Equity Fund and information provided by the Sub-Advisor regarding its financial condition.

Conclusion. The Trustees, having requested and received such information from the Sub-Advisor as it believed reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the International Equity Fund and its shareholders.

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Select Portfolios Trust

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 12/2/2024

By	/s/ Brian Curley
Brian Curley
Principal Financial Officer/Treasurer
Date: 12/2/2024